-------------------------------------------------------------------------------
                                SEMIANNUAL REPORT
-------------------------------------------------------------------------------

    [graphic omitted]
   NEW ENGLAND FUNDS(R)
Where The Best Minds Meet(R)

                         New England Limited Term
                             U.S. Government Fund

                                [graphic omitted]

-------------
June 30, 1997
-------------

                                                                    AUGUST 1997
Dear New England Funds Shareholder,

[Photo of Henery L.P. Schmelzer]

Spurred by bright economic prospects, the broader U.S. stock market continued its record run during the first half of the year, experiencing only short-lived setbacks along the way. These fresh gains come on top of significant increases in 1995 and 1996, leaving many investors wary of what might come next. Bond markets, meanwhile, contended with some volatility in interest rates, but have been relatively stable this year.

Building a portfolio for variable markets

Investors should not abandon well-conceived financial programs for fear of a down market. Whether today's market levels are excessive -- only hindsight will tell. So you should remain patient and realistic, alert to the possibility of periodic market declines. Consultation with your financial representative should be a regular part of your planning. Your representative can help you take prudent steps to adjust your portfolio, whatever the next trend may bring.

Strategic initiatives deliver shareholder benefits

Four years ago New England Funds embarked on a new strategic direction. Expressed in our corporate slogan Where The Best Minds Meet(R), this new thrust has meant improved performance for many of our funds, award-winning service and a host of behind-the-scenes enhancements designed to help our shareholders and their financial representatives.

Our sights, like yours, are focused on the long term. At the same time, we work to enhance service every day. We also keep a disciplined eye on the performance that each fund manager achieves. Through these persistent efforts we're convinced we'll merit your continued commitment and loyalty. Thank you for your confidence in New England Funds.

    Sincerely,

/s/ Henry L.P. Schmelzer

    Henry L.P. Schmelzer, President

-------------------------------------------------------------------------------
                  NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND
-------------------------------------------------------------------------------


                                     AWARD-WINNING SERVICE -- TWO YEARS RUNNING
-------------------------------------------------------------------------------

--------------------    For two years running we're proud to announce that
      [Logo]            DALBAR, an independent evaluator of mutual fund
      QUALITY           service, has awarded New England Funds its Quality
  TESTED SERVICE        Tested Service Seal for "providing the highest
       1996             tier of service excellence in the mutual fund
--------------------    industry." New England Funds is one of just three
      DALBAR            mutual fund companies to earn this distinction in
HONORS COMMITMENT TO:   each of the last two years -- another reason why
    INVESTORS           we are becoming known as the mutual fund company
--------------------    Where The Best Minds Meet.


                                       INVESTMENT RESULTS THROUGH JUNE 30, 1997
-------------------------------------------------------------------------------
Putting Performance in Perspective

The charts comparing your Fund's performance to a benchmark index provide you with a general sense of how your Fund performed. To put this information in context, it may be helpful to understand the special differences between the two. Your Fund's total return for the period shown appears with and without sales charges and includes Fund expenses and management fees. A securities index measures the performance of a theoretical portfolio. Unlike a fund, the index is unmanaged; there are no expenses that affect the results. In addition, few investors could purchase all of the securities necessary to match the index. And, if they could, they would incur transaction costs and other expenses.

                                See next page o

-------------------------------------------------------------------------------
                  NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND
-------------------------------------------------------------------------------

[A chart in the form of a line graph appears here, illustrating the growth of a $10,000 investment in Class A Shares, since New England Limited Term U.S. Government Fund's inception 1/3/89, compared to the Lehman Intermediate Government Bond Index and the Cost of Living Index. The data points from the graph are as follows:]

-------------------------------------------------------------------------------
                GROWTH OF A $10,000 INVESTMENT IN CLASS A SHARES
-------------------------------------------------------------------------------

                   JANUARY 1989 (INCEPTION) THROUGH JUNE 1997
            COMPARED TO LEHMAN INTERMEDIATE GOVERNMENT BOND INDEX(4)
                           AND THE COST OF LIVING(5)

                                                   LEHMAN
                 NET ASSET     WITH MAXIMUM      INTERMEDIATE      COST OF
                  VALUE(1)    SALES CHARGE(2)    GOVERNMENT(4)    LIVING(5)
                 ---------    ---------------   --------------    --------
    1/3/89        $10,000        $ 9,700           $10,000         $10,000
      6/89        $10,568        $10,251           $10,775         $10,299
      6/90        $11,504        $11,159           $11,608         $10,780
      6/91        $12,606        $12,228           $12,830         $11,286
      6/92        $14,162        $13,737           $14,479         $11,635
      6/93        $15,340        $14,880           $15,932         $11,983
      6/94        $15,265        $14,807           $15,903         $12,282
      6/95        $16,413        $15,921           $17,454         $12,655
      6/96        $17,071        $16,559           $18,342         $13,003
      6/97        $18,114        $17,571           $19,615         $13,385

This illustration represents past performance of Class A shares and cannot predict future results. Investment return and principal value may vary, resulting in a gain or loss on the sale of shares. Class B, C and Y share performance will be greater or less than that shown based on differences in inception date, fees and sales charges. All Index and Fund performance assumes reinvested distributions.

-------------------------------------------------------------------------------
                  NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND
-------------------------------------------------------------------------------

                                        AVERAGE ANNUAL TOTAL RETURNS -- 6/30/97
-------------------------------------------------------------------------------
  CLASS A (Inception 1/3/89)       YTD       1 YEAR   5 YEARS   SINCE INCEPTION

   Net Asset Value(1)              2.55%       6.11%    5.05%        7.25%
   With Max. Sales Charge(2)      -0.54        2.90     4.41         6.86
   Lehman Intermediate
     Gov't Bond Index(4)           2.76        6.94     6.29         8.27
   Lipper Short US Gov't(6)        2.57        6.33     5.28         7.32

-------------------------------------------------------------------------------
  CLASS B (Inception 9/24/93)      YTD       1 YEAR   3 YEARS   SINCE INCEPTION
   Net Asset Value(1)             2.23%       5.53%     5.20%        3.27%
   With CDSC(3)                  -2.74        0.55      4.32         2.61
   Lehman Intermediate Gov't
     Bond Index(4)                2.76        6.94      7.25         5.12
   Lipper Short US Gov't(6)       2.57        6.33      6.23         4.28

-------------------------------------------------------------------------------
                                                        SINCE
  CLASS C (Inception 12/30/94)     YTD       1 YEAR   INCEPTION
   Net Asset Value(1)             2.22%       5.43%     6.01%
   Lehman Intermediate Gov't
     Bond Index(4)                2.76        6.94      8.47
   Lipper Short US Gov't(6)       2.57        6.33      7.40

-------------------------------------------------------------------------------
                                                        SINCE
  CLASS Y (Inception 3/31/94)      YTD       1 YEAR   INCEPTION
   Net Asset Value(1)             2.73%       6.56%     5.80%
   Lehman Intermediate Gov't
     Bond Index(4)                2.76        6.94      6.49
   Lipper Short US Gov't(6)       2.57        6.33      5.46

These returns represent past performance. Investment return and principal value will fluctuate so that shares, upon redemption, may be worth more or less than original cost. Class Y shares are available only to certain institutional investors.

NOTES TO CHARTS

(1) Net Asset Value (NAV) performance assumes reinvestment of all distributions and does not reflect the payment of a sales charge at the time of purchase.

(2) With Maximum Sales Charge performance assumes reinvestment of all distributions and reflects the maximum sales charge of 3% at the time of purchase of Class A shares.

(3) With Contingent Deferred Sales Charge (CDSC) performance assumes a maximum 5% sales charge is applied to a redemption of Class B shares. The sales charge will decrease over time, declining to zero six years after the purchase of shares.

(4) Lehman Intermediate Government Bond Index is an unmanaged index of bonds issued by the U.S. government and its agencies having maturities between one and ten years. The Index's performance has not been adjusted for ongoing management, distribution and operating expenses and sales charges applicable to mutual fund investments.

(5) Cost of Living is based on the Consumer Price Index, a widely recognized measure of the cost of goods and services in the United States, calculated by the U.S. Bureau of Labor Statistics.

(6) Lipper Average is an average of the total return performance (calculated on the basis of net asset value) of funds with similar investment objectives as calculated by Lipper Analytical Services, an independent mutual fund ranking service.

-------------------------------------------------------------------------------
                  NEW ENGLAND LIMITED TERM U.S. GOVERNMENT FUND
-------------------------------------------------------------------------------

                               QUESTIONS & ANSWERS WITH YOUR PORTFOLIO MANAGERS
-------------------------------------------------------------------------------

[Photo of James Welch]
[Photo of Scott Millimet]

        James Welch and
        Scott Millimet,
Back Bay Advisors, L.P.

     James Welch and Scott Millimet became the Fund's portfolio managers in May 1997. Mr. Welch, a graduate of The Pennsylvania State University, is a specialist in short- to intermediate-term fixed-income securities. Mr. Millimet, a professional with more than 15 years of investment experience, develops and implements strategies designed to enhance portfolio returns. He holds B.S. and M.S. degrees from Texas A&M University.

Q. What market developments influenced New England Limited Term U.S. Government Fund's performance during the first half of 1997?

A major force was the general rise in interest rates, triggered by the Federal Reserve's March hike in short-term interest rates. Strong economic growth and concerns about escalating inflation prompted the Fed's action. Though inflationary pressures were negligible, investor expectations for further interest rate hikes pushed rates up even further. During the six-month period ended June 30, 1997, higher yields helped to offset nearly flat bond prices, enabling your Fund to produce a positive total return of 2.55% (Class A shares at net asset value). This return reflects the reinvestment of $0.36 per share in dividend distributions and a change in share price to $11.48 on June 30, from $11.55 six months ago.

-------------------------------------------------------------------------------
Q. What's been your strategy since taking the Fund's helm on May 1 of this year?

It's been a two-fold strategy: managing the Fund's duration and investing selectively in different types of government issues. (Duration measures, in years, a security's sensitivity to interest-rate changes -- the longer the duration, the more sensitive a bond is to rate changes.) We've recently extended the Fund's average duration from 2.5 years to 3.1 years, as interest rates have stabilized following some choppiness earlier in the year. Investing in somewhat longer-term securities helps the Fund to earn higher income. We've also invested in securities with shorter durations as a way to protect prices in the event interest rates begin to rise.

With respect to issue selection, we've slightly increased your Fund's emphasis on mortgage-backed securities and -- to a larger degree -- its emphasis on bonds issued by U.S. government agencies. These securities provided opportunities to earn more attractive income than is available from U.S. Treasury securities.

The Fund's average credit quality remained high at AAA. By design, the Fund invests only in the most creditworthy investments around and continues to carry Standard & Poor's* top rating for mutual funds -- AAAf.

*Standard & Poor's is a nationally recognized independent rating service. The rating is not a recommendation to buy, sell or hold, nor does it guarantee the value of fund shares.

-------------------------------------------------------------------------------
Q. What's your outlook for the Fund?

It's a healthy environment for bond investing in general. Inflation is well contained, translating into high real (adjusted for inflation) rates of return for bonds. Meanwhile, slowing economic growth should help keep inflation levels in check, fostering a stable interest-rate environment. Shorter-term bonds, such as those in which your Fund invests, have an additional advantage at the moment:
Yields between short- and long-term rates have narrowed and increased the attractiveness of shorter-term investments, which now are available at lower prices and higher yields. In addition, the yield gap is narrowing between higher-yielding mortgage and agency products and higher-quality (and lower-yielding) U.S. Treasury securities, providing an opportunity for your Fund to invest in the highest quality investments available without giving up much in current income.

Generally speaking, it's a good time to be looking at fixed-income investments. At the moment, there is tremendous value in government bonds, compared to stocks, which are primarily growth-oriented securities that have risen to unprecedented heights. As stock prices have climbed, some investors have become wary of a potential decline -- and have turned to bonds as a diversification tool. Strengthening demand for bonds could further improve bond values.

-------------------------------------------------------------------------------
PORTFOLIO COMPOSITION
-------------------------------------------------------------------------------
Investments as of June 30, 1997
(unaudited)

BONDS AND NOTES--94.5% OF TOTAL NET ASSETS

    FACE
   AMOUNT           DESCRIPTION                                                        VALUE (a)
----------------------------------------------------------------------------------------------------------
                    GOVERNMENT AGENCIES(c)--68.6%
 $ 5,000,000        Federal Home Loan Mortgage Corp., 5.740%, 9/17/03  .......      $  4,738,300
  14,290,681        Federal Home Loan Mortgage Corp., 7.000%, 6/1/09  ........        14,330,838
     129,618        Federal Home Loan Mortgage Corp., 7.500%, 6/1/26  ........           130,327
  15,000,000        Federal Home Loan Mortgage Corp., 8.190%, 10/6/04  .......        15,410,100
      55,416        Federal Home Loan Mortgage Corp., 10.000%, 7/1/19  .......            60,559
   8,410,690        Federal Home Loan Mortgage Corp., 11.500%, with various
                      maturities to 2020  ....................................         9,486,111
  10,000,000        Federal National Mortgage Association, 6.350%, 11/23/01  .         9,875,000
  10,000,000        Federal National Mortgage Association, 6.570%, 6/20/02  ..         9,926,600
   4,996,450        Federal National Mortgage Association, 6.765%, 5/1/07  ...         4,980,861
   5,907,695        Federal National Mortgage Association, 6.799%, 3/1/07  ...         5,894,757
   4,989,620        Federal National Mortgage Association, 6.805%, 3/1/07  ...         4,980,289
   4,989,668        Federal National Mortgage Association, 6.910%, 3/1/07  ...         4,997,452
   5,000,000        Federal National Mortgage Association, 6.940%, 3/19/07  ..         4,950,800
   5,000,000        Federal National Mortgage Association, 7.190%, 11/6/06  ..         4,990,600
  21,827,505        Federal National Mortgage Association, 7.500%, with
                      various maturities to 2009  ............................        22,205,280
  19,364,188        Federal National Mortgage Association, 8.000%, 2/1/24  ...        19,878,307
  15,000,000        Federal National Mortgage Association, 9.150%, 4/10/98  ..        15,330,450
  14,581,691        Government National Mortgage Association, 7.500%, with
                      various maturities to 2024  ............................        14,677,346
     151,680        Government National Mortgage Association, 12.500%, with
                      various maturities to 2015  ............................           177,360
   1,301,891        Government National Mortgage Association, 16.000%, with
                      various maturities to 2013  ............................         1,601,357
     571,209        Government National Mortgage Association, 17.000%, with
                      various maturities to 2012  ............................           697,058
  20,227,000        Private Export Funding Corp., 9.500%, 3/31/99  ...........        21,329,978
                                                                                    ------------
                                                                                     190,649,730
                                                                                    ------------
                    U.S. GOVERNMENT--25.9%
  19,000,000        United States Treasury Bond, 8.250%, 5/15/05  ............        19,890,530
  35,000,000        United States Treasury Note, 7.750%, 1/31/00  ............        36,274,350
   7,000,000        United States Treasury Note, Strip, 5/15/99  .............         6,257,440
  13,000,000        United States Treasury Security, Strip, 2/15/05  .........         7,935,460
   3,000,000        United States Treasury Bond, Strip, 8/15/05  .............         1,766,670
                                                                                    ------------
                                                                                      72,124,450
                                                                                    ------------
                    Total Bonds and Notes (Identified Cost $263,024,665)  ....       262,774,180
OPTION--0.0%
----------------------------------------------------------------------------------------------------------
                                                                                    ------------
         300        U.S. Treasury, 110 Put, 7/19/97  .........................           107,813
                                                                                    ------------
                    Total Option (Identified Cost $104,625)  .................           107,813
                                                                                    ------------

SHORT TERM INVESTMENT--3.9%
----------------------------------------------------------------------------------------------------------
 $10,714,000        Household Finance Corp., 6.080%, 7/01/97  ................        10,714,000
                                                                                    ------------
                    Total Short Term Investment (Identified Cost $10,714,000)..       10,714,000
                                                                                    ------------
                     Total Investments--98.4% (Identified Cost $273,843,290)(b)      273,595,993
                     Other assets less liabilities  ...........................        4,573,595
                                                                                    ------------
                     Total Net Assets--100% ...................................     $278,169,588
                                                                                    ============


WRITTEN OPTION CONTRACTS
                                                                     NET
                              STRIKE     AGGREGATE      MARKET     UNREALIZED
CONTRACTS     EXPIRATION      PRICE     FACE AMOUNT     VALUE     APPRECIATION
--------------------------------------------------------------------------------
  400       September 1997  $107.00      $135,500     $62,500      $ 73,000
  250       August 1997      106.50        92,500      27,344        65,156
                                                                   --------
                                                                   $138,156
                                                                   ========

(a) See Note 1a to the financial statements.
(b) Federal Tax Information:
      At June 30, 1997 the net unrealized depreciation on investments based on cost for federal income tax purposes of $273,843,290 was as follows:
        Aggregate gross unrealized appreciation for all investments in
          which there is an excess value over tax cost ........................       $1,075,948
        Aggregate gross unrealized depreciation for all investments in
          which there is an excess of tax cost over value .....................       (1,323,245)
                                                                                     -----------
        Net unrealized depreciation ...........................................      $  (247,297)
                                                                                     ===========
(c) The Fund's investments in mortgage backed securities of the Federal
    Home Loan Mortgage Corporation and Government National Mortgage
    Association are interests in separate pools of mortgages. All separate investments in securities of these issuers which have the same coupon rate have been aggregated for the purpose of
    presentation in the schedule of investments.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                       STATEMENT OF ASSETS & LIABILITIES
-------------------------------------------------------------------------------
June 30, 1997
(unaudited)

ASSETS
  Investments at value .......................................                         $273,595,993
  Cash .......................................................                                1,990
  Receivable for:
    Fund shares sold .........................................                            1,991,572
    Accrued interest .........................................                            3,669,271
  Prepaid registration expense ...............................                               11,000
                                                                                       ------------
                                                                                        279,269,826
LIABILITIES
  Payable for:
    Open Options contracts - net .............................      $ 89,844
    Fund shares redeemed .....................................       532,475
    Dividends declared .......................................       244,321
  Accrued expenses:
    Management fees ..........................................       147,366
    Deferred trustees' fees ..................................         8,287
    Accounting and administrative ............................         4,846
    Other expenses ...........................................        73,099
                                                                    --------
                                                                                          1,100,238
                                                                                       ------------
NET ASSETS ...................................................                         $278,169,588
                                                                                       ============
  Net Assets consist of:
    Capital paid in ..........................................                         $320,407,438
    Undistributed net investment income ......................                              320,240
    Accumulated net realized loss ............................                          (42,448,949)
    Unrealized depreciation on investments and options .......                             (109,141)
                                                                                       ------------
NET ASSETS ...................................................                         $278,169,588
                                                                                       ============
Computation of net asset value and offering price:
Net asset value and redemption price of Class A shares
  ($241,396,260 divided by 21,019,918 shares of  beneficial
    interest) ................................................                               $11.48
                                                                                             ======
Offering price per share (100/97 of $11.48) ..................                               $11.84*
                                                                                             ======
Net asset value and offering price of Class B shares
  ($16,852,854 divided by 1,469,606 shares of  beneficial
    interest) ................................................                               $11.47**
                                                                                             ======
Net asset value and offering price of Class C shares
  ($14,613,804 divided by 1,273,613 shares of  beneficial
    interest) ................................................                               $11.47
                                                                                             ======
Net asset value and offering price of Class Y shares
  ($5,306,670 divided by 461,018 shares of  beneficial
    interest) ................................................                               $11.51
                                                                                             ======
Identified cost of investments ...............................                         $273,843,290
                                                                                       ============
 *Based upon single purchases of less than $100,000. Reduced sales charges apply for purchases in excess of this amount.
**Redemption price per share is equal to net asset value less any applicable contingent deferred sales charges.

                 See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                            STATEMENT OF OPERATIONS
-------------------------------------------------------------------------------
Six Months Ended June 30, 1997
(unaudited)

INVESTMENT INCOME
  Interest ..................................................                         $11,507,674
  Expenses
    Management fees .........................................      $  935,006
    Service fees - Class A ..................................         444,982
    Service and distribution fees - Class B .................          87,324
    Service and distribution fees - Class C .................          71,334
    Trustees' fees and expenses .............................          10,986
    Accounting and administrative ...........................          29,105
    Custodian ...............................................          61,124
    Transfer agent ..........................................         260,282
    Audit and tax services ..................................          12,750
    Legal ...................................................           9,956
    Printing ................................................          32,432
    Registration ............................................          23,826
    Miscellaneous ...........................................           4,578
                                                                   ----------
  Total expenses ............................................                           1,983,685
                                                                                      -----------
  Net investment income .....................................                           9,523,989
                                                                                      -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS, OPTIONS
 AND FUTURES CONTRACTS
  Realized gain (loss) on:
    Investments - net .......................................      (5,589,694)
    Futures contracts - net .................................         343,479
    Options contracts - net .................................         (67,763)
                                                                   ----------
    Total realized loss on investments, options and futures
      contracts .............................................      (5,313,978)
                                                                   ----------
  Unrealized appreciation (depreciation) on:
    Investments - net .......................................       2,665,793
    Options contracts - net .................................         138,156
                                                                   ----------
    Total unrealized appreciation on investments and options        2,803,949
                                                                   ----------
  Net loss on investment transactions .......................                          (2,510,029)
                                                                                      -----------
  NET INCREASE IN NET ASSETS FROM OPERATIONS ................                         $ 7,013,960
                                                                                      ===========

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                       STATEMENT OF CHANGES IN NET ASSETS
-------------------------------------------------------------------------------
(unaudited)

                                                                                              SIX MONTHS
                                                                       YEAR ENDED                ENDED
                                                                      DECEMBER 31,              JUNE 30,
                                                                         1996                    1997
                                                                      -------------           ------------
FROM OPERATIONS
  Net investment income ...................................            $ 24,683,130           $  9,523,989
  Net realized loss on investments, options and futures
    contracts .............................................              (5,398,562)            (5,313,978)
  Unrealized appreciation (depreciation) on investments ...             (12,440,197)             2,803,949
                                                                       ------------           ------------
  Increase in net assets from operations ..................               6,844,371              7,013,960
                                                                       ------------           ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
  Net investment income
    Class A ...............................................             (22,194,536)            (7,892,957)
    Class B ...............................................              (1,162,270)              (486,811)
    Class C ...............................................                (582,457)              (396,502)
    Class Y ...............................................                (389,325)              (172,404)
                                                                       ------------           ------------
                                                                        (24,328,588)            (8,948,674)
                                                                       ------------           ------------
  Decrease in net assets derived from capital share
    transactions ..........................................             (58,854,951)           (34,791,673)
                                                                       ------------           ------------
  Total decrease in net assets ............................             (76,339,168)           (36,726,387)

NET ASSETS
  Beginning of the period .................................             391,235,143            314,895,975
                                                                       ------------           ------------
  End of the period .......................................            $314,895,975           $278,169,588
                                                                       ============           ============
UNDISTRIBUTED (DISTRIBUTIONS IN EXCESS OF) NET INVESTMENT INCOME
  Beginning of the period .................................            $     67,682           $   (255,075)
                                                                       ============           ============
  End of the period .......................................            $   (255,075)          $    320,240
                                                                       ============           ============

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                              FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------
(unaudited)

                                                                     CLASS A
                           -------------------------------------------------------------------------------------------
                                                                                                          SIX MONTHS
                                                      YEAR ENDED DECEMBER 31,                                 ENDED
                           -----------------------------------------------------------------------           JUNE 30,
                                 1992           1993           1994           1995           1996             1997
                                 -----          -----          -----          -----          -----      --------------
Net Asset Value,
  Beginning of Period ..        $12.86         $12.54         $12.49         $11.49         $12.10           $11.55
                                ------         ------         ------         ------         ------           ------
Income From Investment
  Operations
Net Investment Income ..          0.80           0.71           0.82           0.86           0.81             0.38
Net Realized and
  Unrealized Gain (Loss)
  on Investments .......         (0.11)          0.08          (1.10)          0.59          (0.54)           (0.09)
                                ------         ------         ------         ------         ------           ------
Total From Investment
  Operations ...........          0.69           0.79          (0.28)          1.45           0.27             0.29
                                ------         ------         ------         ------         ------           ------
Less Distributions
Distributions From Net
Investment Income ......         (0.80)         (0.71)         (0.72)         (0.84)         (0.82)           (0.36)
Distributions in Excess
  of Net Investment
  Income ...............          0.00          (0.01)          0.00           0.00           0.00             0.00
Distributions From Net
  Realized Capital
  Gains ................         (0.21)         (0.12)          0.00           0.00           0.00             0.00
                                ------         ------         ------         ------         ------           ------
Total Distributions ....         (1.01)         (0.84)         (0.72)         (0.84)         (0.82)           (0.36)
                                ------         ------         ------         ------         ------           ------
Net Asset Value, End of
  Period ...............        $12.54         $12.49         $11.49         $12.10         $11.55           $11.48
                                ======         ======         ======         ======         ======           ======
Total Return (%) (b) ...           5.7            6.4           (2.3)          13.0            2.4              2.6
Ratio of Operating
  Expenses to Average
  Net Assets (%) (a) ...          1.16           1.14           1.18           1.22           1.25             1.28(c)
Ratio of Net Investment
  Income to Average Net
  Assets (%) ...........          6.24           5.64           6.80           7.18           7.13             6.61(c)
Portfolio Turnover
  Rate (%) .............           323            124            244            247            327              437(c)
Net Assets, End of
  Period (000) .........      $477,396       $562,164       $412,399       $361,520       $276,178         $241,396

(a) Commencing May 18, 1989 through March 31, 1992 expenses were voluntarily limited to 1.25% of average daily net assets.
(b) A sales charge is not reflected in Class A total return calculations.
    Periods less than one year are not annualized.
(c) Computed on an annualized basis.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                        FINANCIAL HIGHLIGHTS -- continued
-------------------------------------------------------------------------------
(unaudited)

                                                                    CLASS B
                                    --------------------------------------------------------------------------
                                    SEPTEMBER 27(a)                                                 SIX MONTHS
                                       THROUGH                 YEAR ENDED DECEMBER 31,                 ENDED
                                     DECEMBER 31,       --------------------------------------        JUNE 30,
                                         1993             1994          1995          1996             1997
                                    ---------------       ----          ----          ----         ------------
Net Asset Value, Beginning of
  Period ......................         $12.76           $12.49        $11.48        $12.09           $11.54
                                        ------           ------        ------        ------           ------
Income From Investment Operations
Net Investment Income .........           0.17             0.71          0.76          0.73             0.36
Net Realized and Unrealized
  Gain (Loss) on Investments ..          (0.24)           (1.08)         0.61         (0.54)           (0.11)
                                        ------           ------        ------        ------           ------
Total From Investment
  Operations ..................          (0.07)           (0.37)         1.37          0.19             0.25
                                        ------           ------        ------        ------           ------
Less Distributions
Distributions From Net
  Investment Income ...........          (0.16)           (0.64)        (0.76)        (0.74)           (0.32)
Distributions in Excess of Net
  Investment Income ...........          (0.01)            0.00          0.00          0.00             0.00
Distributions From Net Realized
  Capital Gains ...............          (0.03)            0.00          0.00          0.00             0.00
                                        ------           ------        ------        ------           ------
Total Distributions ...........          (0.20)           (0.64)        (0.76)        (0.74)           (0.32)
                                        ------           ------        ------        ------           ------
Net Asset Value, End of Period          $12.49           $11.48        $12.09        $11.54           $11.47
                                        ======           ======        ======        ======           ======
Total Return (%) (c) ..........           (0.6)            (2.9)         12.3           1.7              2.2
Ratio of Operating Expenses to
  Average Net Assets (%) ......           1.96(b)          1.83          1.87          1.90             1.93 (b)
Ratio of Net Investment Income
  to Average Net Assets (%) ...           4.30(b)          6.15          6.53          6.48             5.96 (b)
Portfolio Turnover Rate (%) ...            124              244           247           327              437 (b)
Net Assets, End of Period (000)         $6,221          $11,891       $18,056       $18,503          $16,853

(a) Commencement of Operations.
(b) Computed on an annualized basis.
(c) A contingent deferred sales charge is not reflected in total return calculations. Periods less than one year are not annualized.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                       FINANCIAL HIGHLIGHTS -- continued
-------------------------------------------------------------------------------
(unaudited)

                                                                         CLASS C
                                                      ---------------------------------------------
                                                                                         SIX MONTHS
                                                         YEAR ENDED DECEMBER 31,           ENDED
                                                      --------------------------          JUNE 30,
                                                            1995          1996             1997
                                                            -----         -----          ----------
Net Asset Value, Beginning of Period ...............       $11.48        $12.10           $11.54
                                                           ------        ------           ------
Income From Investment Operations
Net Investment Income ..............................         0.64          0.75             0.35
Net Realized and Unrealized Gain (Loss) on
  Investments ......................................         0.64         (0.57)           (0.10)
                                                           ------        ------           ------
Total From Investment Operations ...................         1.28          0.18             0.25
                                                           ------        ------           ------
Less Distributions
Distributions From Net Investment Income ...........        (0.65)        (0.74)           (0.32)
Distributions in Excess of Net Investment Income ...        (0.01)         0.00             0.00
                                                           ------        ------           ------
Total Distributions ................................        (0.66)        (0.74)           (0.32)
                                                           ------        ------           ------
Net Asset Value, End of Period .....................       $12.10        $11.54           $11.47
                                                           ======        ======           ======
Total Return (%) (b) ...............................         11.4           1.6              2.2
Ratio of Operating Expenses to Average
  Net Assets (%) ...................................         1.87          1.90             1.93(a)
Ratio of Net Investment Income to Average
  Net Assets (%) ...................................         6.53          6.48             5.96(a)
Portfolio Turnover Rate (%) ........................          247           327              437(a)
Net Assets, End of Period (000) ....................       $5,936       $14,903          $14,614

(a) Computed on an annualized basis.
(b) Periods less than one year are not annualized.

                 See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                       FINANCIAL HIGHLIGHTS -- continued
-------------------------------------------------------------------------------
(unaudited)

                                                      CLASS Y
                            -----------------------------------------------------------
                                MARCH 31(a)                                   SIX MONTHS
                                  THROUGH        YEAR ENDED DECEMBER 31,        ENDED
                                DECEMBER 31,     -------------------------     JUNE 30,
                                   1994            1995          1996           1997
                            -----------------     -----         -----      ------------
Net Asset Value, Beginning
  of Period ..............        $12.11          $11.51        $12.13        $11.58
                                  ------          ------        ------        ------
Income From Investment
  Operations
Net Investment Income ....          0.71            0.86          0.85          0.41
Net Realized and
  Unrealized Gain
  (Loss) on Investments ..         (0.74)           0.63         (0.54)        (0.10)
                                  ------          ------        ------        ------
Total From Investment
  Operations .............         (0.03)           1.49          0.31          0.31
                                  ------          ------        ------        ------
Less Distributions
Distributions From Net
  Investment Income ......         (0.57)          (0.87)        (0.86)        (0.38)
                                  ------          ------        ------        ------
Total Distributions ......         (0.57)          (0.87)        (0.86)        (0.38)
                                  ------          ------        ------        ------
Net Asset Value,
  End of Period ..........        $11.51          $12.13        $11.58        $11.51
                                  ======          ======        ======        ======
Total Return (%) (c) .....          (0.8)           13.3           2.8           2.7
Ratio of Operating Expenses
  to Average Net Assets (%)         0.83(b)         0.91          0.90          0.93(b)
Ratio of Net Investment
  Income to Average
  Net Assets (%) .........          7.15(b)         7.53          7.48          6.96(b)
Portfolio Turnover Rate (%)          244             247           327           437(b)
Net Assets, End of
  Period (000) ...........        $1,822          $5,723        $5,313        $5,307

(a) Commencement of operations.
(b) Computed on an annualized basis.
(c) Periods less than one year are not annualized.

                See accompanying notes to financial statements.

-------------------------------------------------------------------------------
                         NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------
June 30, 1997
(unaudited)

1. The Fund is a series of New England Funds Trust II, a Massachusetts business trust (the "Trust"), and is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Declaration of Trust permits the Trustees to issue an unlimited number of shares of the Trust in multiple series (each series of shares a "Fund").

The Fund offers Class A, Class B, Class C and Class Y shares. The Fund commenced its public offering of Class B shares on September 27, 1993, Class C shares on December 30, 1994 and of Class Y shares on March 31, 1994. Class A shares are sold with a maximum front end sales charge of 3.00%. Class B shares do not pay a front end sales charge, but pay a higher ongoing distribution fee than Class A shares for eight years (at which point they automatically convert to Class A shares), and are subject to a contingent deferred sales charge if those shares are redeemed within six years of purchase (or five years if purchased before May 1, 1997). Class C shares do not pay a front end or contingent deferred sales charge and do not convert to any class of shares, but they do pay a higher ongoing distribution fee than Class A shares. Class Y shares do not pay a front end sales charge, a contingent deferred sales charge or distribution fees. They are intended for institutional investors with a minimum of $1,000,000 to invest. Expenses of the Fund are borne pro-rata by the holders of all classes of shares, except that each class bears expenses unique to that class (including the Rule 12b-1 service and distribution fees applicable to such class), and votes as a class only with respect to its own Rule 12b-1 Plan. Shares of each class would receive their pro-rata share of the net assets of the Fund, if the Fund were liquidated. In addition, the Trustees approve separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles for investment companies.

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.
Actual results could differ from those estimates.

A. SECURITY VALUATION. The Fund's investment subadviser, Back Bay Advisors, L.P. ("Back Bay Advisors"), under the supervision of the Fund's trustees, determines the value of the Fund's portfolio of securities, using valuations provided by a pricing service selected by Back Bay Advisors and other information with respect to transactions in securities, including quotations from securities dealers. Valuations of securities and other assets owned by the Fund for which market quotations are readily available are based on those quotations. Short-term obligations that will mature in 60 days or less are stated at amortized cost, which, when combined with accrued interest or discount earned, approximates market value. All other securities and assets are valued at their fair value as determined in good faith by Back Bay Advisors under the supervision of the Fund's trustees.

B. SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME. Security transactions are accounted for on the trade date (the date the buy or sell is executed). Interest income is recorded on the accrual basis. Interest income for the Fund is increased by the accretion of discount. In determining net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

C. OPTIONS AND FUTURES. CALLS AND PUTS. The Fund may write (sell) call and put options on securities to manage its exposure to interest rates and the bond market. Buying futures, writing puts, and buying calls tend to increase the Fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments. When a Fund writes a call or put option, an amount equal to the premium received by the Fund is included in the Fund's statement of assets and liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current value of a written option is the closing price on the principal exchange on which such option is traded. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchases upon exercise of the option.

The premium paid by a fund for the purchase of a call or a put option is included in the asset section of the Fund's statement of assets and liabilities as an investment and subsequently adjusted to the current market value of the option. The current value of a purchased option is the closing price on the principal exchange on which such option is traded. If an option which the Fund has purchased expires on the stipulated expiration date, the Fund will realize a loss in the amount of the cost of the option. If the Fund enters into a closing sale transaction, the Fund will realize a gain or loss, depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. If the Fund exercises a purchased put option, it will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. If the Fund exercises a purchased call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

The risk in writing a call option is that the Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, the Fund assumes the risk of incurring a loss if the market price decreases and the option is exercised. In addition, there is the risk the Fund may not be able to enter into a closing transaction because of an illiquid secondary market.

D. INTEREST RATE FUTURES CONTRACTS. The Fund may purchase or sell interest rate futures contracts to hedge against changes in the values of securities the Fund owns or expects to purchase. An interest rate futures contract is an agreement between two parties to buy and sell a security for a set price (or to deliver an amount of cash) on a future date. Upon entering into such a contract, the purchasing Fund is required to pledge to the broker an amount of cash, U.S. Government securities or other high quality debt securities equal to the minimum "initial margin" requirements of the exchange, currently up to $3,000 per contract. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract.

Such receipts or payments are known as "variation margin," and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The potential risk to the Fund is that the change in value of futures contracts primarily corresponds with the value of underlying instruments which may not correspond to the change in the value of the hedged instruments. In addition, there is a risk that the Fund may not be able to close out its futures positions due to an illiquid secondary market.

E. FEDERAL INCOME TAXES. The Fund intends to meet the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute to its shareholders all of its income and any net realized capital gains at least annually. Accordingly, no provision for federal income tax has been made.

As of June 30, 1997 the Fund had a net tax basis capital loss carryforward as follows:

    Expiring December 31, 2002                $30,053,756
             December 31, 2003                  1,001,295
             December 31, 2004                  3,925,924

F. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily to shareholders of record and are paid monthly.

The timing and characterization of certain income and capital gains distributions are determined in accordance with federal tax regulations which may differ from generally accepted accounting principles. These differences relate primarily to differing treatments for income recognition for mortgage-backed securities. Permanent book and tax basis differences relating to shareholder distributions will result in reclassification to paid in capital.

G. REPURCHASE AGREEMENTS. The Fund, through its custodian, receives delivery of the underlying securities collateralizing repurchase agreements. It is the Fund's policy that the market value of the collateral be at least equal to 100% of the repurchase price. Back Bay Advisors is responsible for determining that the value of the collateral is at all times at least equal to the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund's ability to dispose of the underlying securities.

2. PURCHASES AND SALES OF SECURITIES (excluding short-term investments) for the Fund for the six months ended June 30, 1997 were as follows:

               PURCHASES                                  SALES
   ----------------------------------     --------------------------------
   U.S. GOVERNMENT          OTHER         U.S. GOVERNMENT         OTHER
   ---------------          -----         ---------------         -----
    $533,517,002         $11,786,025       $537,725,058        $50,955,223

Investments in written options for the Fund for the six months ended June 30, 1997 are summarized as follows:

                                                 WRITTEN OPTIONS
                                         -------------------------------
                                         NUMBER OF              PREMIUMS
                                         CONTRACTS              RECEIVED
                                         ---------              --------
Open at December 31, 1996 .......              0               $        0
Contracts opened ................          2,750                1,103,547
Contracts closed ................         (2,100)                (875,547)
                                           -----               ----------
Open at June 30, 1997 ...........            650               $  228,000
                                           =====               ==========
3A. MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES. The Fund pays management fees to its investment adviser, New England Funds Management L.P. ("NEFM") at the annual rate of 0.65% of the first $200 million of the Fund's average daily net assets, 0.625% of the next $300 million and 0.60% of such assets in excess of $500 million. NEFM pays the Fund's investment subadviser, Back Bay Advisors at the rate of 0.325% of the first $200 million of the Fund's average daily net assets, 0.3125% of the next $300 million and 0.30% of such assets in excess of $500 million. Certain officers and directors of NEFM are also officers or trustees of the Fund. NEFM and Back Bay Advisors are wholly owned subsidiaries of New England Investment Companies, L.P. ("NEIC"), which is a subsidiary of Metropolitan Life Insurance Company ("MetLife"). Fees earned by NEFM and Back Bay Advisors under the management agreement in effect during the six months ended June 30, 1997 are as follows:

     FEES EARNED
     -----------
     $467,503                    New England Funds Management, L.P.
     $467,503                    Back Bay Advisors, L.P.

3B. ACCOUNTING AND ADMINISTRATIVE EXPENSE. New England Funds L.P. ("New England Funds"), the Fund's distributor, is a wholly owned subsidiary of NEIC and performs certain accounting and administrative services for the Fund. The Fund reimburses New England Funds for all or part of New England Funds' expenses of providing these services which include the following: (i) expenses for personnel performing bookkeeping, accounting, internal auditing and financial reporting functions and clerical functions relating to the Fund, (ii) expenses for services required in connection with the preparation of registration statements and prospectuses, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) registration, filing and other fees in connection with requirements of regulatory authorities. For the six months ended June 30, 1997 these expenses amounted to $29,105 and are shown separately in the financial statements as accounting and administrative.

3C. SERVICE AND DISTRIBUTION FEES. Pursuant to Rule 12b-1 under the 1940 Act, the Trust has adopted Service and Distribution Plans relating to the Fund's Class A shares (the "Class A Plan") and Class B shares (the "Class B Plan") and Class C shares (the "Class C Plan").

Under the Class A Plan, the Fund pays New England Funds a monthly service fee at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class A shares, as reimbursement for expenses (including certain payments to securities dealers who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class A shares and/or the maintenance of shareholder accounts. Also under the Class A Plan, the Fund pays New England Funds a monthly distribution fee at the annual rate of up to 0.10% of the average daily net assets attributable to the Fund's Class A shares as reimbursement for expenses (including certain payments to securities dealers who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class A shares.

For the six months ended June 30, 1997, the Fund paid New England Funds $317,851 in service fees and $127,131 in distribution fees under the Class A Plan. If the expenses of New England Funds that are otherwise reimbursable, as service fees or distribution fees, respectively, under the Class A Plan incurred in any year exceed the amounts of such fees payable by the Fund under the Class A Plan, the unreimbursed amounts (together with unreimbursed amounts from prior years) may be carried forward for reimbursement in future years in which the Class A Plan remains in effect. The amount of unreimbursed expense carried forward into 1997 is $2,272,723 (reimbursable as distribution fees).

Under the Class B and Class C Plans, the Fund pays New England Funds monthly service fees at the annual rate of up to 0.25% of the average daily net assets attributable to the Fund's Class B shares and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers who may be affiliated with New England Funds) incurred by New England Funds in providing personal services to investors in Class B and Class C shares and/or the maintenance of shareholder accounts. For the six months ended June 30, 1997, the Fund paid New England Funds $21,831 and $17,834 in service fees under the Class B and Class C Plans, respectively.

Also under the Class B and Class C Plans, the Fund pays New England Funds a monthly distribution fee at the annual rate of up to 0.75% of the average daily net assets attributable to the Fund's Class B and Class C shares, as compensation for services provided and expenses (including certain payments to securities dealers who may be affiliated with New England Funds) incurred by New England Funds in connection with the marketing or sale of Class B and Class C shares. For the six months ended June 30, 1997, the Fund paid New England Funds $65,493 and $53,500 in distribution fees under the Class B and Class C Plans, respectively.

Commissions (including contingent deferred sales charges) on Fund shares paid to New England Funds by investors in shares of the Fund during the six months ended June 30, 1997 amounted to $186,616.

3D. TRANSFER AGENT FEES. New England Funds is the transfer and shareholder servicing agent to the Fund. For the six months ended June 30, 1997, the Fund paid New England Funds $184,354 as compensation for its services in that capacity.

3E. TRUSTEES FEES AND EXPENSES. The Fund does not pay any compensation directly to its officers or trustees who are directors, officers or employees of New England Funds, NEFM, NEIC or their affiliates, other than registered investment companies. Each other trustee is compensated by the Fund as follows:

    Annual Retainer                                  $2,105
    Meeting Fee                                      $114/meeting
    Committee Meeting Fee                            $68/meeting
    Committee Chairman Annual Retainer               $132

A deferred compensation plan is available to the trustees on a voluntarily basis. Each participating trustee will receive an amount equal to the value that such deferred compensation would have had, had it been invested in the Fund on the normal payment date.

4. CAPITAL SHARES. At June 30, 1997 there was an unlimited number of shares of beneficial interest authorized, divided into four classes, Class A, Class B, Class C and Class Y capital stock. Transactions in capital shares were as follows:

                                                          YEAR ENDED                        SIX MONTHS ENDED
                                                       DECEMBER 31, 1996                      JUNE 30, 1997
                                                ----------------------------------   ----------------------------------
CLASS A                                             SHARES            AMOUNT             SHARES            AMOUNT
-------                                         ---------------   ----------------   ---------------   ----------------
Shares sold ......................                   3,730,062        $43,600,272         2,586,369        $29,647,715
Shares issued in connection with the
  reinvestment of:
  Distributions from net
    investment income ............                   1,533,282         17,879,364           566,443          6,495,426
                                                --------------   ----------------   ---------------   ----------------
                                                     5,263,344         61,479,636         3,152,812         36,143,141
Shares repurchased ...............                 (11,224,787)      (130,751,712)       (6,037,338)       (69,253,248)
                                                --------------   ----------------   ---------------   ----------------
Net decrease .....................                  (5,961,443)       (69,272,076)       (2,884,526)       (33,110,107)
                                                --------------   ----------------   ---------------   ----------------

                                                          YEAR ENDED                        SIX MONTHS ENDED
                                                       DECEMBER 31, 1996                      JUNE 30, 1997
                                                ----------------------------------  -----------------------------------
CLASS B                                             SHARES            AMOUNT             SHARES            AMOUNT
-------                                         ---------------   ----------------  ---------------   ----------------
Shares sold ......................                     499,018         $5,811,793           179,015         $2,070,312
Shares issued in connection with the
  reinvestment of:
  Distributions from net
    investment income.............                      81,083            943,106            36,738            409,157
                                                ---------------   ---------------   ---------------   ----------------
                                                       580,101          6,754,899           215,753          2,479,469
Shares repurchased ...............                    (470,314)        (5,466,085)         (349,828)        (4,004,278)
                                                --------------    ---------------   ---------------   ----------------
Net increase (decrease) ..........                     109,787          1,288,814          (134,075)        (1,524,809)
                                                --------------    ---------------   ---------------   ----------------

                                                          YEAR ENDED                        SIX MONTHS ENDED
                                                       DECEMBER 31, 1996                      JUNE 30, 1997
                                               ----------------------------------   -----------------------------------
CLASS C                                             SHARES            AMOUNT             SHARES            AMOUNT
-------                                        ---------------   ----------------   ---------------   -----------------
Shares sold ......................                   2,452,099        $28,487,303         1,005,466        $11,524,929
Shares issued in connection with the
  reinvestment of:
  Distributions from net
    investment income.............                      37,778            439,187            26,046            298,390
                                               ---------------   ----------------   ---------------   ----------------
                                                     2,489,877         28,926,490         1,031,512         11,823,319
Shares repurchased ...............                  (1,689,523)       (19,647,316)       (1,048,812)       (12,013,102)
                                               ---------------   ----------------   ---------------   ----------------
Net increase (decrease) ..........                     800,354          9,279,174           (17,300)          (189,783)
                                               ---------------   ----------------   ---------------   ----------------


                                                          YEAR ENDED                        SIX MONTHS ENDED
                                                      DECEMBER 31, 1996                      JUNE 30, 1995
                                               ----------------------------------   -----------------------------------
CLASS Y                                             SHARES            AMOUNT             SHARES            AMOUNT
-------                                        ---------------   ----------------   ---------------   ----------------
Shares sold ......................                     120,869       $  1,421,313            28,576         $  334,887
Shares issued in connection with
  the reinvestment of:
  Distributions from net
    investment income ..............                    33,402            390,110            15,268            175,437
                                                    ----------        -----------        ----------   ----------------
                                                       154,271          1,811,423            43,844            510,324
Shares repurchased ...............                    (167,273)        (1,962,286)          (41,680)          (477,298)
                                                    ----------       ------------        ----------   ----------------
Net increase (decrease) ..........                     (13,002)          (150,863)            2,164             33,026
                                                    ----------       ------------        ----------   ----------------
Decrease derived from capital
  shares transactions ............                  (5,064,304)      $(58,854,951)       (3,033,737)      $(34,791,673)
                                                    ==========       ============         =========       ============

                          NEW ENGLAND HIGH INCOME FUND
                        SUPPLEMENT DATED JULY 28, 1997
           TO NEW ENGLAND BOND FUNDS CLASSES A, B AND C PROSPECTUS
               DATED MAY 1, 1997 (AS SUPPLEMENTED MAY 28, 1997)

ON PAGE 17 UNDER THE SECTION ENTITLED "HIGH INCOME FUND", THE FIRST SENTENCE OF THE FIRST PARAGRAPH IS REVISED TO READ AS FOLLOWS:

The High Income Fund under normal market conditions will invest at least 65% of its total assets in fixed-income securities which are rated BBB or lower by S&P or Baa or lower by Moody's or unrated but are of comparable quality to securities that are so rated.

IN THIS SAME SECTION, THE FOURTH PARAGRAPH IS REVISED TO READ AS FOLLOWS:

High Income Fund expects that under normal market conditions at least 80% of the value of its total assets will be invested in fixed-income securities of U.S. corporations, including preferred stock and convertible securities, and U.S. dollar-denominated fixed-income securities issued by foreign governments or by companies organized in foreign countries. To achieve its basic investment objective, the Fund from time to time also may invest up to 20% of the value of its total assets in common stocks and up to 20% of the value of its total assets in non-U.S. dollar-denominated fixed-income securities issued by foreign governments or by companies organized in foreign countries. However, investments in both of these types of securities on a combined basis generally will not exceed 20% of the value of the Fund's assets. See "Investment Risks -- Foreign Securities" below.

--------------------------------------------------------------------------------
                                NEW ENGLAND FUNDS
--------------------------------------------------------------------------------

                                   STOCK FUNDS
                               Star Small Cap Fund
                                   Growth Fund
                               Star Advisers Fund
                               Capital Growth Fund
                            Growth Opportunities Fund
                                   Value Fund
                                  Balanced Fund

                            INTERNATIONAL STOCK FUNDS
                            International Equity Fund
                               Star Worldwide Fund

                                   BOND FUNDS
                                High Income Fund
                              Strategic Income Fund
                                Bond Income Fund
                           Government Securities Fund
                        Limited Term U.S. Government Fund
                      Adjustable Rate U.S. Government Fund

                                TAX EXEMPT FUNDS
                              Municipal Income Fund
                       Massachusetts Tax Free Income Fund
                  Intermediate Term Tax Free Fund of California
                   Intermediate Term Tax Free Fund of New York

                               MONEY MARKET FUNDS
                              Cash Management Trust
                             -- Money Market Series
                            -- U.S. Government Series
                          Tax Exempt Money Market Trust

                    To learn more, and for a free prospectus,
                     contact your financial representative.

              Visit our World Wide Web site at www.mutualfunds.com

                      New England Funds, L.P., Distributor
                               399 Boylston Street
                                Boston, MA 02116
                             Toll Free 800-225-5478

   This material is authorized for distribution to prospective investors when it is preceded or accompanied by the Fund's current prospectus, which contains information about distribution charges, management and other items of interest.
    Investors are advised to read the prospectus carefully before investing.

                                                              --------------
                    (Logo)                                       BULK RATE
            NEW ENGLAND FUNDS(R)                               U.S. POSTAGE
        Where The Best Minds Meet(R)                              PAID
                                                               BROCKTON, MA
                                                              PERMIT NO. 770
                                                              --------------


            ---------------------
             399 Boylston Street

            Boston, Massachusetts

                    02116
            ---------------------



---------------------    ---------------------
        [Logo]                   [Logo]
        QUALITY                  QUALITY
    TESTED SERVICE           TESTED SERVICE
         1995                     1996
---------------------    ---------------------
        DALBAR                   DALBAR
HONORS COMMITMENT TO:    HONORS COMMITMENT TO:
      INVESTORS                INVESTORS
---------------------    ---------------------

                  LT58-0697

 [recycle symbol] Printed On Recycled Paper